Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Consulting Services

AEG Consulting, a firm owned by one of the Company’s Co-Chairmen of the Company’s Board of Directors received $5,475 and $4,050 for consulting fees for the three months ended September 30, 2017 and 2016, respectively. On September 27, 2017 the Company granted a Co-Chairman restricted stock units for 5,000 shares and stock options to purchase 10,000 shares of the Company’s common stock for consulting services provided by AEG Consulting. Both awards vest 25% on each of the first four anniversaries of the grant date. The options carry an exercise price of $7.12 and have an expiration period of 7 years.

On September 27, 2017 the Company granted a restricted stock award of 11,000 shares of the Company’s common stock to a certain director for board advisory services provided from January 2017 to June 2017, prior to the director’s appointment to the Board of Directors on July 14, 2017. The award vests 25% on each of the first four anniversaries of the grant date.

Note 12. Related Party Transactions

Consulting Services

AEG Consulting, a firm owned by one of the Company’s Co-Chairmen, received $15,195 and $10,238 for consulting fees for the years ended June 30, 2017 and 2016, respectively.

The Company’s CEO and Vice President of Engineering participated in the closing of the 2016-2017 Offering that occurred on November 25, 2016 where they each purchased 20,000 shares of Common Stock at a price of $5.00 per share. The Company’s Vice-President of Operations also purchased 2,000 shares of Common Stock in the closing at an aggregate purchase price of $10,000. One of the Co-Chairmen of the Company’s Board purchased 200,000 shares of Common Stock at a price of $5.00 per share at an aggregate purchase price of $1,000,000. The brother of the CEO purchased 14,000 shares of Common Stock in the closing at an aggregate purchase price of $70,000.

The Company’s second Co-Chairman participated in the closing of the 2016-2017 Offering that occurred on December 27, 2016 where he purchased 2,000 shares of Common Stock at a price of $5.00 per share for an aggregate purchase price of $10,000. A second brother of the CEO purchased 20,000 shares of Common Stock in the closing at an aggregate purchase price of $100,000.

Inventory Purchase

In March 2016, the Company purchased inventory from Big Red LLC (“Big Red”), a company formed by the CEO, the brother of the Company’s CEO, the Vice President of Operations and one additional party. The transaction for $43,544 was executed so the Company could pursue commercialization of the amplifier inventory purchased. The Company will utilize this inventory and related technology to process and sell the amplifiers. The CEO and Vice President of Operations assigned their interests in Big Red to other parties in March of 2016.

License Agreement

In April 2016, the Company entered into a license agreement with Big Red. The license agreement was executed so that the Company could pursue commercialization of amplifier inventory purchased from Big Red in March 2016. The Company will utilize this inventory and related technology to process and sell the amplifiers. Future revenue from sales utilizing the amplifier technology will result in a license fee paid to Big Red according to the following schedule:

Net Sales	Royalty Percentage
$0 - $500,000	5.00%
$500,000 - $1,000,000	4.00%
$1,000,000 - $2,000,000	3.50%
$2,000,000 – $5,000,000	3.00%
$5,000,001 and over	2.00%